Borrowings and financial liabilities - Accounting treatment of warrants cancellation (Details)			12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 19, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2021 shares
Borrowings and financial liabilities
Number of BSA warrants outstanding | shares			2,218,293
Exercise price per share | € / shares			€ 0.56
Volatility			0.96
Warrants 2021 to Kreos
Borrowings and financial liabilities
Number of BSA warrants outstanding | shares	2,218,293	2,218,293	2,218,293	2,218,293
Exercise price per share | € / shares	€ 0.56	€ 0.56	€ 0.56
Fair value of BSA 2021 issued to KREOS (in K€)	€ (13,000)	€ (788,000)	€ (1,000)
Change in fair value of derivative liability over the period (in K€)	€ 775,000	€ (78,000)	€ 12,000
Warrants 2021 to Kreos | Maturity.
Borrowings and financial liabilities
Maturity	5 years 10 months 17 days		4 years 10 months 17 days	6 years 10 months 17 days
Warrants 2021 to Kreos | Volatility
Borrowings and financial liabilities
Volatility	65	85	95	65
Warrants 2021 to Kreos | Risk-free rate
Borrowings and financial liabilities
Volatility	3.24		2.43	3.24